12. Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-Based Compensation Expense
	Year Ended December 31,
	2015	2014
Research and development expenses	$229,964	$952,829
General and administrative expenses	2,364,149	560,409
	$2,594,113	$1,513,238

Non-Vested Non-Employee Stock Options [Member]
Option activity
	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	511,856	$0.21
Granted	1,000,000	$0.40
Vested	(589,262)	$0.33
Balance as of December 31, 2015	922,594	$0.36

Common Stock Awards [Member]
Option activity
Number of shares
Balance as of January 1, 2014	460,116
Granted	3,432,190
Issued	(3,244,784)
Balance as of December 31, 2014	647,522
Granted	1,135,280
Issued	(1,027,535)
Balance as of December 31, 2015	755,267

Employee Stock Options [Member]
Assumptions used
	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	124.17	103.36
Weighted-average risk-free interest rate (%)	0.44	1.48
Weighted-average expected life of option (years)	2.50	5.33
Weighted-average exercise price ($)	0.42	0.31
Model used	Black-Scholes	Black-Scholes

Option activity
	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	5,222,430	0.47
Granted	1,080,000	0.31
Exercised	(1,984,080)	0.05		$509,622
Expired	(132,422)	0.93
Outstanding as of December 31, 2014	4,185,928	0.62	6.86	$80,338
Granted	16,300,000	0.42
Expired	(51,072)	0.47
Outstanding as of December 31, 2015	20,434,856	0.46	8.92	$1,915,942

Vested or expected to vest as of December 31, 2015	20,434,856	0.46	8.92	$1,915,942

Exercisable as of December 31, 2014	2,630,024	$0.60	5.48	$80,338
Exercisable as of December 31, 2015	7,913,567	$0.52	7.78	$688,343

Employee Stock Options [Member] | Non-Vested [Member]
Option activity
	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	1,555,904	$0.15
Granted	16,300,000	$0.28
Vested	(5,334,615)	$0.26
Balance as of December 31, 2015	12,521,289	$0.28

Non Employee Stock Options [Member] | Non-Vested [Member]
Assumptions used
	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	120.51	116.22
Weighted-average risk-free interest rate (%)	1.54	1.62
Weighted-average expected life of option (years)	10.00	7.60
Weighted-average exercise price ($)	0.42	0.39
Model used	Black-Scholes	Black-Scholes

Option activity
	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	415,520	$0.52	5.90	$49
Granted	480,000	0.25
Outstanding as of December 31, 2014	895,520	0.39	7.60	$159
Granted	1,000,000	0.42
Outstanding as of December 31, 2015	1,895,520	0.41	8.23	$220,764

Vested or expected to vest as of December 31, 2015	1,895,520	0.41	8.23	$220,764

Exercisable as of December 31, 2014	383,664	$0.42	6.40	$159
Exercisable as of December 31, 2015	972,926	$0.41	7.37	$119,164